STOCK OPTION RESERVE	9 Months Ended
Dec. 31, 2021
Stock Option Reserve
STOCK OPTION RESERVE

NOTE 15. STOCK OPTION RESERVE

(a)	The following table provides the activity for the Company’s stock option reserve for the nine months ended December 31, 2021 and 2020:

	Nine Months Ended December 31,
	2021		2020
(In thousands)	Non-Controlling Interest	Stock Option Reserve	Non-Controlling Interest	Stock Option Reserve

Balance, beginning of period	$11,468	$7,977	$10,618	$58
Share-based compensation expense	191	6,248	712	–
Expiration of unexercised stock options	–	–	–	(22)
Balance, end of period	$11,659	$14,225	$11,330	$36

Stock Options

The Board of Directors of the Company (the "Board") established a stock option plan (the "2013 Option Plan") under which options to acquire ordinary shares of the Company are granted to directors, employees and consultants of the Company. The maximum number of ordinary shares issuable under the 2013 Option Plan shall not exceed 10% of the total number of issued and outstanding ordinary shares, inclusive of all shares presently reserved for issuance pursuant to previously granted stock options. If a stock option was surrendered, terminated or expired without being exercised, the ordinary shares reserved for issuance pursuant to such stock option were available for new stock options granted under the 2013 Option Plan. The options vest on a schedule determined by the Board of Directors, generally over two to four years, and expire after five years.

As of March 31, 2019, the Board decided to discontinue the 2013 Option Plan and during the year ended March 31, 2021, 2,980 outstanding options issued under the plan expired unexercised and no options remained outstanding under the 2013 Option Plan.

On June 25, 2020, at the annual meeting of shareholders, the Company’s new incentive stock option plan (the “2020 Stock Option Plan”) was approved, which authorized the directors to fix the option exercise price and to issue stock options under the plan as they see fit. The Company's 2020 Stock Option Plan is a 10% rolling stock option plan under which the directors are authorized to grant up to a maximum of 10% of the issued and outstanding ordinary shares on the date of grant.

Effective January 13, 2021, the Company amended and restated its 2020 Stock Option Plan to permit the grant of additional types of equity compensation securities, including restricted stock units and dividend equivalent rights (the "2021 Equity Incentive Plan"). The aggregate number of equity securities, which may be issued under the 2021 Equity Incentive Plan has not been changed.  Pursuant to the 2021 Equity Incentive Plan, on January 13, 2021, the Company granted an aggregate of 868,000 stock options exercisable at a price of US$17.75 per share, representing the closing price of the shares on the day immediately preceding the grant date, which expire on January 13, 2031 to various directors, officers and consultants of the Company. 350,000 options granted to members of the Board of Directors’ vest 1/3 on grant date, 1/3 on the first anniversary of the grant and 1/3 on the second anniversary of the grant. 518,000 options granted to consultants (one of whom is also a director) vest 1/3 on each of the first three anniversaries of the date of grant.

Additionally, the Company granted 243,000 restricted stock units on January 13, 2021, with a fair value of $17.75 per share, which was the closing price on the day immediately preceding the grant date. The restricted stock units vested on the date of grant, but underlying shares cannot be sold until one of four conditions are met.  In accordance with IFRS 2, “Share-based Payment,” the Company recognized compensation expense of $4.3 million in the year ended March 31, 2021, in connection with the RSU grants.

(b)	The movements in the number of options issued for the nine months ended December 31, 2021 and 2020 were:

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	Nine Months Ended Dec. 31,		Nine Months Ended Dec. 31,		Nine Months Ended Dec. 31,
	2021	2020	2021	2020	2021	2020
Balance, beginning of period	868,000	–	–	2,980	1,924	2,599
Granted	–	–	–	–	–	–
Expired or forfeited	–	–	–	(2,980)	(649)	(675)
Balance, end of period	868,000	–	–	–	1,275	1,924
Exercisable, end of period	116,666	–	–	–	1,275	1,604

The Board discontinued the 2013 Option Plan in fiscal 2019.

(c)	The following are the weighted average exercise price and the remaining contractual life for outstanding options by plan as of December 31, 2021 and 2020:

	PBI 2021 Equity Incentive Plan		PBI 2013 Option Plan		iOx Option Plan (Subsidiary Plan)
	As of December 31,		As of December 31,		As of December 31,
	2021	2020	2021	2020	2021	2020
Weighted average exercise price	$17.75	$–	$–	$–	$162.14	$163.80
Weighted average remaining contractual life (in years)	9.04	–	–	–	0.34	1.20

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price on the date of the grants for all options outstanding as of December 31, 2021 and March 31, 2021.

The Company recorded approximately $2.0 million and $6.2 million of share-based compensation expense with respect to the 2021 Equity Incentive Plan in the three and nine months ended December 31, 2021, respectively. There were no stock options outstanding in the prior year period under this plan. The Company expects to record additional share-based compensation expense of approximately $4.8 million through January 2024 with respect to the 2021 Equity Incentive Plan. Additionally, the intrinsic value of the stock options granted under the 2021 Equity Incentive Plan was nil at December 31, 2021.

The Company recorded approximately $0.03 million and $0.2 million of share-based compensation expense related to the iOx stock option plan for the three and nine months ended December 31, 2021, respectively, and approximately $0.2 million and $0.7 million for the three and nine months ended December 31, 2020, respectively. As of December 31, 2021, the Company’s iOx stock option plan was fully vested. Additionally, the intrinsic value of the iOx stock options was approximately $0.1 million at December 31, 2021, all of which is associated with vested exercisable options.